VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.6 - Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	xxxxxx4003			Closed	2024-06-20 06:43	2024-06-27 15:42	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-06/25/2024 Resolved-LO signature provided. Initial 1003 is complete. - Due Diligence Vendor-06/25/2024 Ready for Review-Document Uploaded. - Seller-06/21/2024 Open-The Initial 1003 is Missing Request to provide updated Initial 1003 as the LO signed is missing. - Due Diligence Vendor-06/20/2024	Ready for Review-Document Uploaded. - Seller-06/21/2024	Resolved-The Initial 1003 is Present - Due Diligence Vendor-06/25/2024 Resolved-LO signature provided. Initial 1003 is complete. - Due Diligence Vendor-06/25/2024	XXXX-XXXX-LO sig.pdf			CA	Investment	Refinance	Cash Out - Other	1856885	N/A	N/A
XXXX	xxxxxx4003	Closed	2024-06-20 08:56	2024-06-26 20:05	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)	Resolved-Resolved - Due Diligence Vendor-06/26/2024

Ready for Review-Document Uploaded.  - Seller-06/25/2024

														Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). Request to provide clarification towards Points - Loan Discount Fee, as the Points - Loan Discount Fee increased from $849 in Initial LE on page #267 to $1638.68 in Final CD on page #62 please provide COC to cure this. - Due Diligence Vendor-06/20/2024	Ready for Review-Document Uploaded. - Seller-06/25/2024	Resolved-Resolved - Due Diligence Vendor-06/26/2024	XXXX-XXXX coc.pdf			CA	Investment	Refinance	Cash Out - Other	1857107	N/A	N/A